Carrying Value of Warrants to Purchase Shares of Preferred Stock (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Beginning balance	$ 2,497	$ 42	$ 27
Issuance of preferred stock warrants	648	2,528	30
Warrant revaluation	387	(73)	(15)
Ending balance	$ 3,532	$ 2,497	$ 42